Contract Liabilities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change In Contract With Customer Liability [Line Items]
Contract liabilities	$ 6,059	$ 5,265	$ 0
Revenues recognized from current period increases	1,506
Humana Affiliate Provider
Change In Contract With Customer Liability [Line Items]
Contract liabilities	6,100	5,300
Revenues recognized from current period increases	$ 1,500	$ 200